Retirement benefit plan - Change in other comprehensive gains (losses) (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other comprehensive gains/(losses) [Abstract]
Effect of changes in demographic assumptions	SFr 0	SFr (16)	SFr 136
Effect of changes in financial assumptions	(2,652)	(3,846)	(2,908)
Effect of changes in experience assumptions	831	(1,078)	(57)
Return on plan assets excluding interest income	467	1,856	1,160
Total other comprehensive gain/(loss)	SFr (1,353)	SFr (3,084)	SFr (1,669)
Weighted average duration of defined benefit obligation	16 years 1 month 6 days	16 years 3 months 18 days